Shareholder Report, Average Annual Return (Details) 191612_DoubleLine Emerging Markets Fixed Income Fund_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	4.47%	1.67%	3.78%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%	(1.46%)	0.58%
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Average Annual Return, Percent	10.38%	2.47%	3.75%